Supplemental Balance Sheet Information - Additional Information (Details) - shares	3 Months Ended
	Jun. 30, 2022	Apr. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock shares issued	1,779,814,217	4,051,107	1,690,990,815	1,289,014,925
Common Class A [Member]
Common stock shares issued	1,095,736,657	5,749,957	1,326,146,808	974,224,443
Stock Issued During Period, Shares, Acquisitions	5,554,360
Common Class C [Member]
Common stock shares issued	288,000,000		0	0